Clifford Capital Partners Fund
FUND SUMMARY Capital Partners Fund
Investment Objective
The Clifford Capital Partners Fund’s (the “Fund”) investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Clifford Capital Partners Fund	Investor Class	Institutional Class
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 60 days or less)	2.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Clifford Capital Partners Fund	Investor Class	Institutional Class
Management Fees	0.90%	0.90%
Distribution and Service 12b-1 Fees	0.20%	none
Other Expenses	none	none
Total Annual Fund Operating Expenses	1.10%	0.90%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Clifford Capital Partners Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	112	350	606	1,340
Institutional Class	92	287	498	1,108

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the most recent fiscal period ended September 30, 2016, the Fund’s portfolio turnover rate was 24.41% of the average value of its portfolio.

Principal Investment Strategies of the Fund

To achieve its investment objective, the Clifford Capital Partners Fund invests primarily in equity securities of companies of any size that the Fund’s investment adviser, Clifford Capital Partners, LLC (the “Adviser”), believes are trading at a discount to what they are worth at the time of purchase and have the potential for capital appreciation with acceptable downside risks. The Fund invests primarily in common stocks.

The Adviser expects to predominantly invest in securities that trade on U.S. stock exchanges, potentially including other investment companies (including exchange-traded funds (“ETFs”)) and American Depositary Receipts (“ADRs”) sponsored by companies based in foreign countries or emerging markets if the Adviser has found compelling opportunities. ADRs are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer. Generally, ADRs are designed for trading on U.S. securities exchanges or other markets.

In identifying securities to be held by the Fund, the Adviser will utilize an overall portfolio construction methodology guided by its C-Quad PhilosophyTM:

•         Core – investments in companies the Adviser believes are high-quality and possess durable competitive advantages (business qualities that allow a company to earn higher returns than its peers), which will represent 50-75% of the Fund’s portfolio

•         Contrarian – opportunistic investments in companies with higher expected returns but lower business quality than Core companies. These holdings may represent 0-50% of the Fund’s portfolio

•         Cash – the Fund may hold cash if the Adviser determines that it is a better option than current investment opportunities. Cash may represent 0-25% of the Fund’s portfolio

•         Clifford – the foundational reminder of a family member that gave the Adviser its start. Clifford represents the disciplined process by which the Adviser selects investments for the Fund

The Adviser uses a disciplined “bottom-up” selection process to attempt to identify equity securities of companies that appear to be selling at a discount to the Adviser’s assessment of their potential value. Such a “bottom-up” security selection process may include an evaluation of a company’s potential value using analysis techniques such as: normalized price multiples (including price to earnings, price to book value, and price to cash flow); estimated private market value; liquidation analysis; discounted cash flow analysis; and dividend discount models.

The Fund will normally hold between 25 and 35 securities. The Adviser believes that maintaining a relatively small number of portfolio holdings allows each security to have a meaningful impact on the portfolio’s results. The number of securities held by the Fund may occasionally differ from this range at times such as when the portfolio manager is accumulating new positions, phasing out and exiting positions, or responding to exceptional market conditions.

The Adviser typically performs an additional review for any stock that declines 20% from its original purchase, or a stock that has declined by 20% over any 30-day period. The Adviser may reduce or sell a Fund’s investment in a particular security if, in the opinion of the Adviser, a security’s fundamentals change substantially, its price appreciation leads to overvaluation in relation to the Adviser’s estimates of future earnings and cash flow growth, there are better opportunities with another security, or for other reasons.

The Principal Risks of Investing in the Fund

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small-Cap and Mid-Cap Securities. Investing in the securities of small-cap and mid-cap companies generally involves substantially greater risk than investing in larger, more established companies.

Risks of Large-Cap Securities. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize companies with smaller capitalizations.

Risks of Other Investment Companies / Exchange Traded Funds. The Fund will incur higher and duplicative expenses when it invests in mutual funds, ETFs, and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying funds, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) the market price of an ETF’s shares may be above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; and (v) underlying ETF shares may be de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) temporarily stops stock trading.

Risks of Foreign Securities. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Fund to risks associated with fluctuations in currency values.

Risks of Emerging Markets Securities. To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

Focused Investment Risk. The Fund is a focused fund and generally holds stocks of between only 25 and 35 companies. Focused funds may invest a larger portion of their assets in the securities of a single issuer compared to a more diversified fund. Focusing investments in a small number of companies may subject the Fund to greater share price volatility and therefore a greater risk of loss because a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return. Economic, political or regulatory developments may have a greater impact on the value of the Fund’s portfolio than would be the case if the portfolio were diversified among more issuers, and events affecting a small number of companies may have a significant and potentially adverse impact on the performance of the Fund. In addition, investors may buy or sell substantial amounts of Fund shares in response to factors affecting or expected to affect a small number of companies, resulting in extreme inflows and outflows of cash into or out of the Fund. To the extent such inflows or outflows of cash cause the Fund’s cash position or cash requirements to exceed normal levels, management of the Fund’s portfolio may be negatively affected.

Management Style Risk. Because the Fund invests primarily in value stocks (stocks that the Adviser believes are undervalued), the Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g., growth stocks), or that have a broader investment style.

Performance History

On February 8, 2016, the Fund was reorganized from a series of Cottonwood Mutual Funds, a Delaware statutory trust (the “Predecessor Fund”), to a series of the World Funds Trust (the “Trust”), a Delaware statutory trust (the “Reorganization”).

The bar chart and table on the following page provide some indication of the risks of investing in the Fund by showing changes in the Fund’s and the Predecessor Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s and the Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.cliffordcapfund.com or by calling toll-free 800-673-0550.

The bar chart on the following page shows the Fund’s and the Predecessor Fund’s annual returns for Investor Class shares as of December 31, 2016. The performance of the Fund’s Institutional Class shares would differ from the Investor Class shares returns shown in the bar chart because the expenses of the Classes differ.

Clifford Capital Partners Fund (Investor Class) Total Return

During the period shown, the highest quarterly return was 14.04% (quarter ended 9/30/2016) and the lowest quarterly return was -9.88% (quarter ended 9/30/2015).
Average Annual Returns for Periods Ended December 31, 2016

The table below shows how average annual total returns of the Fund’s and the Predecessor Fund’s classes compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Investor Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns for the Institutional Class shares will differ from those of the Investor Class shares as the expenses of the Classes differ.

Average Annual Total Returns - Clifford Capital Partners Fund	1 Year	Since Inception	Inception Date
Investor Class			Jan. 30, 2014
Investor Class | Return Before Taxes	35.26%	13.90%
Investor Class | Return After Taxes on Distributions	35.02%	13.18%
Investor Class | Return After Taxes on Distributions and Sale of Fund Shares	19.96%	10.50%
Investor Class | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	18.40%	9.88%
Institutional Class			Jan. 30, 2014
Institutional Class | Return Before Taxes	35.69%	14.13%

* The Predecessor Fund commenced operations on January 31, 2014. The Fund has the same investment objective, strategies and policies as the Predecessor Fund.